Recapitalization (Tables)	9 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Summary of Business Acquisition Elements Reconciled to Consolidated Financial Statements

Cash-trust and cash, net of redemptions	32,770
Less: transaction costs and advisory fees, paid	—
Net proceeds from the Business Combination	32,770
Add: other current assets (including FPA)	46,257,695
Less: transaction costs and advisory fees, accrued	(17,697,924)
Less: promissory note	(3,731,708)
Reverse recapitalization, net	24,860,833

Summary of Number of Ordinary Shares Issued Immediately Following the Consummation of the Business Combination

The number of Ordinary Shares issued immediately following the consummation of the Business Combination were:

Vahanna Class A common stock, outstanding prior to the Business Combination	25,012,500
Less: redemption of Vahanna Class A common stock	(15,670,446)
Class A common stock of Vahanna	9,342,054
Roadzen (DE) Common stock	58,396,520
Shares issued to FPA	702,255
Ordinary shares immediately after the Business Combination	68,440,829
Unvested Restricted Stock Units	9,903,480

Summary of Number of Roadzen Inc Shares

The number of Roadzen (DE) shares was determined as follows:

	Roadzen (DE) Common stock	Ordinary Shares issued to shareholders of Roadzen (DE)
Common stock	606,425	16,501,984
Convertible preferred stock	1,539,566	41,894,536
	2,145,991	58,396,520